Share-Based Payments	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based payments	Share-based payments
The Group granted equity-settled instruments comprising share awards and restricted shares to Executive Directors, certain officers and employees. During the year ended 31 December 2024, the Gold Fields Limited 2012 share plan was in place.
Allocations under this plan were made during 2022, 2023 and 2024.
Gold Fields Limited 2012 share plan
At the Annual General Meeting on 18 May 2016, shareholders approved the adoption of the revised Gold Fields Limited 2012 share plan to replace the long-term incentive scheme (“LTIP”). The plan provides for four types of participation, namely performance shares (“PS”), retention shares (“RS”), restricted shares (“RSS”) and matching shares (“MS”). This plan is in place to attract, retain, motivate and reward participating employees on a basis which seeks to align the interests of such employees with those of the Company’s shareholders. Currently, the last vesting date will be in February 2027.
The expense is as follows:

	United States Dollar
Figures in millions unless otherwise stated	2024	2023	2022

Share-based payments	(4.4)	(9.1)	(6.9)
Total included in profit or loss for the year	(4.4)	(9.1)	(6.9)
The following table summarises the movement of share awards under the Gold Fields Limited 2012 share plan during the years ended 31 December 2024, 2023 and 2022:

	2024	2023	2022
	Performance Shares (PS)	Performance Shares (PS)	Performance Shares (PS)

Outstanding at beginning of the year	2,347,489	2,986,790	5,161,744
Movement during the year:
Granted	886,257	790,833	753,838
Exercised and released	(1,005,541)	(1,322,084)	(2,468,710)
Forfeited	(698,901)	(108,050)	(460,082)
Outstanding at end of the year	1,529,304	2,347,489	2,986,790
At 31 December 2024, none of the outstanding awards above had vested.
The fair value of equity instruments granted during the year ended 31 December 2024, 2023 and 2022 were valued using the
Monte Carlo simulation model:

	2024	2023	2022

Monte Carlo simulation
Performance shares
The inputs to the model for awards granted during the year were as follows:
– weighted average historical volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option)	53.2%	51.7%	66.8%
– expected term (years)	3 years	3 years	3 years
– dividend yield[1]	n/a	n/a	n/a
– average three-year risk free interest rate (based on US interest rates)	3.2%	1.8%	1.2%
– weighted average fair value (United States dollars)	14.1	9.8	10.2

[1]There is no dividend yield applied to the Monte Carlo simulation model as the performance conditions follow a total shareholder return method.
Notes to the consolidated financial statements continued
for the year ended 31 December 2024
5.Share-based payments continued
The weighted average share price for the year ended 31 December 2024 on the Johannesburg Stock Exchange was
R278.95 (US$15.22) (2023: R246.56 (US$13.33) and 2022: R173.42 (US$10.60)).
The compensation costs related to awards not yet recognised under the above plans at 31 December 2024, 2023 and 2022 amount to US$7.0 million, US$11.1 million and US$7.7 million, respectively, and are to be recognised over
3 years.
The Directors were authorised to issue and allot all or any of such shares required for the plans, but in aggregate all plans may not exceed 41,076,635 of the total issued ordinary stated capital of the Company. The number of shares available for utilisation for purposes of the share plan amounted to 6,265,652 (2023: 7,749,086). An individual participant may also not be awarded an aggregate of shares from all or any such plans exceeding 4,107,663 of the Company’s total issued ordinary stated capital. The unexercised options and shares under all plans represented 0.2% of the total issued stated capital at
31 December 2024.